Prudential Investment Portfolios 5

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102-4077

September 27, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, D.C. 20549

Re:     Prudential Investment Portfolios 5 (“Registrant”)
     1933 Act File No. 333-82621
     1940 Act File No. 811-09439

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for Registrant do not differ from those contained in Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 27, 2010.

If you have any questions concerning this filing, please contact the undersigned at 973-802-6469.

                                   Very truly yours,

                                   /s/ Jonathan D. Shain

                                   Jonathan D. Shain
                                   Assistant Secretary